UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—25.99%

Federal Farm Credit Bank
0.150%, due 08/01/11[1]	100,000,000	99,986,836
0.200%, due 08/01/11[1]	80,000,000	80,060,793
0.220%, due 08/01/11[1]	50,000,000	50,006,520
0.270%, due 09/15/11[1]	115,000,000	115,000,000
0.250%, due 10/05/11[2]	50,000,000	49,977,431
0.250%, due 10/12/11[1]	82,000,000	81,988,843
0.270%, due 10/12/11[1]	109,000,000	108,997,850
0.310%, due 12/27/11[2]	48,000,000	47,938,827
0.320%, due 01/06/12[2]	42,000,000	41,941,013
Federal Home Loan Bank
0.160%, due 08/01/11[1]	100,000,000	100,004,707
0.280%, due 08/07/11[1]	225,000,000	225,000,000
0.050%, due 08/30/11[2]	300,000,000	299,987,917
0.300%, due 09/15/11[1]	102,000,000	102,000,000
0.290%, due 09/16/11[1]	89,000,000	89,000,000
0.280%, due 09/29/11[1]	177,000,000	177,000,000
0.280%, due 10/12/11[1]	240,000,000	240,000,000
0.300%, due 11/08/11	96,500,000	96,498,691
0.260%, due 11/22/11	170,000,000	169,984,211
0.260%, due 11/23/11	57,000,000	56,992,693
0.300%, due 11/23/11	105,850,000	105,838,487
1.375%, due 06/08/12	127,840,000	129,046,936
Federal Home Loan Mortgage Corp.*
0.270%, due 08/01/11[1]	122,000,000	122,071,207
0.135%, due 08/08/11[1]	265,000,000	264,810,546
0.090%, due 12/21/11[2]	200,000,000	199,929,000
0.120%, due 01/04/12[2]	500,000,000	499,740,000
Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	158,717,402
US Treasury Notes
1.000%, due 09/30/11	132,000,000	132,191,908
4.625%, due 10/31/11	245,000,000	247,686,162
4.500%, due 11/30/11	100,000,000	101,399,306
1.000%, due 12/31/11	92,500,000	92,793,258
1.375%, due 02/15/12	75,000,000	75,413,894
4.625%, due 02/29/12	200,000,000	204,990,647
4.500%, due 03/31/12	223,000,000	229,267,134
0.750%, due 05/31/12	268,000,000	269,192,595

Total US government and agency obligations (cost—$5,065,454,814)		5,065,454,814

Certificates of deposit—14.50%

Banking-non-US—14.50%
Abbey National Treasury Services PLC
0.700%, due 10/17/11[1]	210,000,000	210,000,000
0.450%, due 10/18/11[1]	275,000,000	275,000,000
Bank of Nova Scotia
0.230%, due 08/01/11[1]	200,000,000	200,000,000
BNP Paribas SA
0.399%, due 10/17/11[1]	95,000,000	95,000,000
Credit Agricole CIB
0.520%, due 08/10/11	227,000,000	227,000,000
Intesa Sanpaolo SpA
0.380%, due 09/01/11	192,000,000	192,000,000
Lloyds TSB Bank PLC
0.500%, due 10/19/11[1]	119,000,000	119,000,000
National Australia Bank Ltd.
0.269%, due 10/14/11[1]	217,500,000	217,500,000
0.270%, due 10/19/11[1]	44,250,000	44,248,012

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.380%, due 08/01/11[1]	204,000,000	203,999,975
0.366%, due 10/13/11[1]	261,000,000	261,000,000
Nordea Bank Finland
0.400%, due 06/12/12	250,000,000	250,000,000
Royal Bank of Canada
0.260%, due 08/01/11[1]	95,000,000	95,000,000
0.275%, due 08/01/11[1]	100,000,000	100,000,000
Royal Bank of Scotland PLC
0.553%, due 10/25/11[1]	240,500,000	240,500,000
Westpac Banking Corp.
0.270%, due 08/01/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$2,825,247,987)		2,825,247,987

Commercial paper[2]—34.51%

Asset backed-banking—3.27%
Atlantis One Funding
0.200%, due 08/01/11	310,000,000	310,000,000
0.380%, due 08/10/11	179,000,000	178,982,995
0.140%, due 08/26/11	92,080,000	92,071,048
0.360%, due 09/07/11	56,500,000	56,479,095

		637,533,138

Asset backed-miscellaneous—8.18%
Amsterdam Funding Corp.
0.140%, due 08/09/11	77,456,000	77,453,590
Atlantic Asset Securitization LLC
0.200%, due 08/10/11	100,000,000	99,995,000
0.200%, due 08/15/11	200,000,000	199,984,444
0.200%, due 09/02/11	75,000,000	74,986,667
Barton Capital LLC
0.200%, due 08/02/11	40,012,000	40,011,778
0.180%, due 08/08/11	80,013,000	80,010,199
Bryant Park Funding LLC
0.130%, due 08/12/11	61,023,000	61,020,576
Falcon Asset Securitization Corp.
0.170%, due 08/15/11	75,000,000	74,995,042
Gotham Funding Corp.
0.150%, due 08/03/11	65,000,000	64,999,458
0.160%, due 08/10/11	60,000,000	59,997,600
0.170%, due 08/12/11	70,000,000	69,996,364
Liberty Street Funding LLC
0.180%, due 08/10/11	50,000,000	49,997,750
LMA Americas LLC
0.250%, due 08/01/11	150,000,000	150,000,000
0.200%, due 08/16/11	100,000,000	99,991,667
Market Street Funding LLC
0.180%, due 08/15/11	45,028,000	45,024,848
Old Line Funding Corp.
0.170%, due 09/08/11	50,000,000	49,991,028
Salisbury Receivables Co. LLC
0.130%, due 08/15/11	90,000,000	89,995,450

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.180%, due 08/19/11	50,000,000	49,995,500
Thames Asset Global Securitization No. 1
0.150%, due 08/12/11	70,000,000	69,996,792
Thunderbay Funding
0.180%, due 08/22/11	85,769,000	85,759,994

		1,594,203,747

Asset backed-securities—2.31%
Argento Variable Funding Co. LLC
0.220%, due 08/25/11	100,000,000	99,985,333
0.220%, due 09/01/11	100,000,000	99,981,056
0.220%, due 09/02/11	100,000,000	99,980,444
Grampian Funding LLC
0.210%, due 09/15/11	150,000,000	149,960,625

		449,907,458

Banking-non-US—7.16%
Banco Bilbao Vizcaya Argentaria
0.480%, due 08/12/11	167,200,000	167,175,477
0.520%, due 08/12/11	195,000,000	194,969,017
0.480%, due 08/19/11	50,000,000	49,988,000
Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/09/11	200,000,000	199,983,555
0.370%, due 08/12/11	29,500,000	29,496,665
Commonwealth Bank of Australia
0.265%, due 08/08/11[1,3]	95,000,000	94,998,239
0.278%, due 08/08/11[1,3]	27,500,000	27,499,994
0.275%, due 05/21/12[3]	270,000,000	270,000,000
Intesa Funding LLC
0.250%, due 08/01/11	220,000,000	220,000,000
Westpac Securities NZ Ltd.
0.284%, due 09/01/11[1,3]	141,500,000	141,500,000

		1,395,610,947

Banking-US—12.57%
ABN Amro Funding USA LLC
0.170%, due 08/08/11	170,000,000	169,994,380
0.170%, due 08/10/11	40,000,000	39,998,300
0.180%, due 08/12/11	200,000,000	199,989,000
0.180%, due 08/15/11	85,000,000	84,994,050
BNP Paribas Finance
0.310%, due 08/01/11	200,000,000	200,000,000
0.540%, due 08/03/11	100,000,000	99,997,000
Deutsche Bank Financial LLC
0.200%, due 10/03/11	300,000,000	299,895,000
ING (US) Funding LLC
0.270%, due 08/05/11	100,000,000	99,997,000
0.440%, due 08/15/11	225,000,000	224,961,500
0.190%, due 08/26/11	100,000,000	99,986,806
Natixis US Finance Co. LLC
0.260%, due 08/17/11	150,000,000	149,982,667
Societe Generale N.A., Inc.
0.210%, due 08/01/11	114,575,000	114,575,000
0.170%, due 08/04/11	225,000,000	224,996,812
0.500%, due 10/03/11	200,000,000	199,825,000

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
State Street Bank and Trust Co.
0.160%, due 08/18/11	240,000,000	239,981,867

		2,449,174,382

Finance-captive automotive—1.02%
Toyota Motor Credit Corp.
0.160%, due 08/09/11	200,000,000	199,992,889

Total commercial paper (cost—$6,726,422,561)		6,726,422,561

US master note—2.34%

Brokerage—2.34%
Merrill Lynch Pierce Fenner & Smith, Inc.
0.210%, due 08/01/11[1,4] (cost—$457,000,000)	457,000,000	457,000,000

Short-term corporate obligations—2.92%

Banking-non-US—2.02%
National Australia Bank Ltd.
0.270%, due 08/19/11[1,3]	50,000,000	49,999,657
Svenska Handelsbanken
0.292%, due 09/08/11[1,3]	203,000,000	203,000,000
Westpac Securities NZ Ltd.
0.355%, due 08/04/11[1,3]	140,000,000	140,000,000

		392,999,657

Banking-US—0.64%
JPMorgan Chase Bank N.A.
0.275%, due 09/09/11[1]	125,000,000	125,000,000

Supranational—0.26%
European Investment Bank
2.625%, due 11/15/11	50,000,000	50,328,105

Total short-term corporate obligations (cost—$568,327,762)		568,327,762

Repurchase agreements—13.91%

Repurchase agreement dated 07/29/11 with Banc of America Securities, 0.140% due 08/01/11, collateralized by $137,786,000 Federal National Mortgage Association obligations, zero coupon due 01/04/12; (value—$137,700,573); proceeds: $135,001,575	135,000,000	135,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.140% due 08/01/11, collateralized by $15,000 Financing Corp. Strip obligations, zero coupon due 10/06/16, $5,025,000 Federal Farm Credit Bank obligations, zero coupon due 08/09/11 to 10/14/11 and $330,799,000 Federal Home Loan Mortgage obligations, 0.155% to 6.750% due 05/06/13 to 03/15/31; (value—$357,000,293); proceeds: $350,004,083	350,000,000	350,000,000

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.180% due 08/01/11, collateralized by $45,929,000 Federal Farm Credit Bank obligations, 1.040% to 3.540% due 11/18/13 to 09/09/24 and $55,950,000 Federal Home Loan Bank obligations, 1.125% to 4.400% due 11/25/13 to 11/04/30; (value—$102,000,626); proceeds: $100,001,500	100,000,000	100,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.310% due 08/01/11, collateralized by $11,632,176 various equity securities; (value—$160,500,044); proceeds: $150,003,875	150,000,000	150,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.360% due 08/01/11, collateralized by $121,347,055 various corporate bonds, notes, common stocks and preferred stocks, zero coupon to 11.000% due 02/15/12 to 12/15/66; (value—$351,975,495); proceeds: $325,009,750	325,000,000	325,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.410% due 08/01/11, collateralized by $198,731,836 various corporate bonds, notes, common stocks, preferred stocks, rights and warrants, 0.250% to 9.250% due 09/15/11 to 12/01/40; (value—$469,315,400); proceeds: $425,014,521	425,000,000	425,000,000

Repurchase agreement dated 07/29/11 with Deutsche Bank Securities, Inc., 0.140% due 08/01/11, collateralized by $34,029,300 US Treasury Bills, zero coupon due 09/22/11 and $378,574,300 US Treasury Notes, 2.750% to 3.375% due 02/28/13 to 11/15/19; (value—$433,500,049); proceeds: $425,004,958	425,000,000	425,000,000

Repurchase agreement dated 07/29/11 with Deutsche Bank Securities, Inc., 0.180% due 08/01/11, collateralized by $134,622,000 Federal Home Loan Bank obligations, zero coupon to 0.120% due 09/23/11 to 01/30/12 and $269,460,000 Federal Home Loan Mortgage Corp. obligations, 3.500% due 08/17/20; (value—$408,000,340); proceeds: $400,006,000	400,000,000	400,000,000

Repurchase agreement dated 07/29/11 with Goldman Sachs & Co., 0.180% due 08/01/11, collateralized by $228,261,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.500% due 01/23/12 to 12/09/16 and $137,364,000 Federal National Mortgage Association obligations, 6.625% to 7.250% due 05/15/30 to 11/15/30; (value—$408,000,887); proceeds: $400,006,000	400,000,000	400,000,000

Total repurchase agreements (cost—$2,710,000,000)		2,710,000,000

Total investments (cost—$18,352,453,124 which approximates cost for federal income tax purposes)[5]—94.17%		18,352,453,124

Other assets in excess of liabilities—5.83%		1,135,747,209

Net assets—100.00%		19,488,200,333

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.76% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	The security detailed in the table below, which represents 2.34% of net assets, is considered liquid and restricted as of July 31, 2011.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted security	date†	cost ($)	net assets (%)	Value ($)	net assets (%)

Merrill Lynch Pierce Fenner & Smith, Inc., 0.210%, 08/01/11	07/29/11	457,000,000	2.34	457,000,000	2.34

† Acquisition date represents most recent interest rate reset date on variable rate securities.

[5]	Investments are valued at amortized cost. Periodic review and monitoring of the valutaion of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	5,065,454,814	—	5,065,454,814

Certificates of deposit	—	2,825,247,987	—	2,825,247,987

Commercial paper	—	6,726,422,561	—	6,726,422,561

US master note	—	457,000,000	—	457,000,000

Short-term corporate obligations	—	568,327,762	—	568,327,762

Repurchase agreements	—	2,710,000,000	—	2,710,000,000

Total	—	18,352,453,124	—	18,352,453,124

Prime Master Fund
Schedule of investments – July 31, 2011 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	71.9

United Kingdom	6.2

Australia	5.9

France	4.3

Spain	2.2

Italy	2.2

Canada	2.2

Luxembourg	1.5

Finland	1.4

Sweden	1.1

Japan	1.1

Total	100.0

Weighted average maturity—49 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2011.

Treasury Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—46.65%

US Treasury Bills
0.023%, due 08/18/11[1]	150,000,000	149,998,406
0.005%, due 08/25/11[1]	191,000,000	190,999,363
0.025%, due 08/25/11[1]	280,000,000	279,995,333
0.010%, due 09/08/11[1]	209,000,000	208,997,794
0.021%, due 09/08/11[1]	250,000,000	249,994,458
0.020%, due 09/29/11[1]	175,000,000	174,994,264
0.025%, due 09/29/11[1]	225,000,000	224,990,781
US Treasury Notes
5.000%, due 08/15/11	175,000,000	175,333,943
1.000%, due 08/31/11	315,000,000	315,233,413
1.000%, due 09/30/11	150,000,000	150,203,285
1.000%, due 10/31/11	475,000,000	476,059,678
4.625%, due 10/31/11	200,000,000	202,176,388
1.750%, due 11/15/11	360,000,000	361,655,051
0.750%, due 11/30/11	447,000,000	447,905,769
1.000%, due 12/31/11	75,000,000	75,239,205
1.125%, due 01/15/12	98,000,000	98,410,638
1.375%, due 02/15/12	165,000,000	165,994,719
0.875%, due 02/29/12	22,500,000	22,566,916
1.000%, due 03/31/12	325,000,000	326,773,241
4.500%, due 03/31/12	50,000,000	51,423,863
1.000%, due 04/30/12	50,000,000	50,234,244

Total US government obligations (cost—$4,399,180,752)		4,399,180,752

Repurchase agreements—52.66%

Repurchase agreement dated 07/29/11 with Banc of America Securities LLC, 0.120% due 08/01/11, collateralized by $221,509,200 US Treasury Notes, 2.625% due 06/30/14; (value—$234,600,087); proceeds: $230,002,300	230,000,000	230,000,000

Repurchase agreement dated 07/29/11 with Barclays Bank PLC, 0.140% due 08/01/11, collateralized by $315,735,700 US Treasury Inflation Index Bonds, 2.375% to 2.500% due 01/15/27 to 01/15/29, $539,920,900 US Treasury Inflation Index Notes, 1.875% to 3.375% due 01/15/12 to 07/15/13 and $1,256,568,579 US Treasury Strip Bonds, zero coupon due 05/15/22 to 11/15/25; (value—$1,917,600,000); proceeds: $1,880,021,933	1,880,000,000	1,880,000,000

Repurchase agreement dated 07/29/11 with Deutsche Bank Securities, Inc., 0.140% due 08/01/11, collateralized by $853,775,300 US Treasury Notes, 0.625% to 4.750% due 10/31/11 to 08/15/20; (value—$887,808,049); proceeds: $870,410,155	870,400,000	870,400,000

Repurchase agreement dated 07/29/11 with Goldman Sachs & Co., 0.090% due 08/01/11, collateralized by $1,606,923,700 US Treasury Inflation Index Notes, 0.625% to 2.000% due 07/15/13 to 07/15/21; (value—$1,871,700,051); proceeds: $1,835,013,763	1,835,000,000	1,835,000,000

Treasury Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/29/11 with Morgan Stanley & Co., 0.140% due 08/01/11, collateralized by $43,421,700 US Treasury Inflation Index Bonds, 1.750% due 01/15/28 and $79,481,700 US Treasury Inflation Index Notes, 2.000% due 01/15/16; (value—$153,000,079); proceeds: $150,001,750	150,000,000	150,000,000

Repurchase agreement dated 07/29/11 with State Street Bank & Trust Co., 0.010% due 08/01/11, collateralized by $230,000 US Treasury Bills, zero coupon due 08/04/11; (value—$229,993); proceeds: $224,000	224,000	224,000

Total repurchase agreements (cost—$4,965,624,000)		4,965,624,000

Total investments (cost—$9,364,804,752 which approximates cost for federal income tax purposes)[2]—99.31%		9,364,804,752

Other assets in excess of liabilities—0.69%		65,355,848

Net assets—100.00%		9,430,160,600

[1]	Rates shown are the discount rates at date of purchase.

[2]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	4,399,180,752	—	4,399,180,752

Repurchase agreements	—	4,965,624,000	—	4,965,624,000

Total	—	9,364,804,752	—	9,364,804,752

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2011.

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—83.77%

Alabama—0.45%
Birmingham Special Care Facilities Financing Authority Revenues Refunding (Methodist Home Aging),
0.080%, VRD	5,450,000	5,450,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue (Infirmary Health System, Inc.), Series B,
0.060%, VRD	1,100,000	1,100,000

		6,550,000

Alaska—0.69%
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,049,116

Arizona—2.50%
AK-Chin Indian Community Revenue,
0.130%, VRD	7,250,000	7,250,000
Apache County Industrial Development Authority Industrial Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.060%, VRD	4,200,000	4,200,000
Arizona Board of Regents University Systems Revenue Refunding, Series A,
0.030%, VRD	10,345,000	10,345,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.),
0.050%, VRD	3,750,000	3,750,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project),
0.050%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.090%, VRD[1,2]	3,750,000	3,750,000
Yavapai County Industrial Development Authority Revenue (Skanon Investments-Drake Project), Series A,
0.100%, VRD	7,000,000	7,000,000

		36,595,000

California—5.06%
California Health Facilities Financing Authority Revenue (St. Joseph Health System), Series B,
0.240%, VRD	14,000,000	14,000,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A,
0.230%, VRD	4,100,000	4,100,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.100%, VRD	1,160,000	1,160,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

California—(concluded)
California School Cash Reserve Program Authority, Series R,
2.500%, due 12/30/11	3,200,000	3,225,926
California State Economic Recovery, Series C-5,
0.220%, VRD	1,000,000	1,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.110%, VRD	4,920,000	4,920,000
Los Angeles County Tax & Revenue Anticipation Notes, Series A,
2.500%, due 02/29/12	10,000,000	10,125,455
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-1,
0.050%, VRD	595,000	595,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
0.100%, VRD	3,600,000	3,600,000
San Diego County & School District Note Participations Tax & Revenue Aniticipation Notes, Series A,
2.000%, due 06/29/12	3,000,000	3,047,343
San Diego County Certificates of Participation (San Diego Foundation),
0.040%, VRD	2,000,000	2,000,000
Santa Clara Electrical Revenue, Subseries B,
0.070%, VRD	5,775,000	5,775,000
Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,358,249

		73,906,973

Colorado—1.51%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.140%, VRD[1,2]	12,040,000	12,040,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series A-9,
0.230%, VRD	1,600,000	1,600,000
Series C-6,
0.200%, VRD	3,380,000	3,380,000
Colorado Health Facilities Authority Revenue (Adventist Health - Sunbelt), Series B,
0.060%, VRD	5,000,000	5,000,000

		22,020,000

Connecticut—1.22%
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.140%, VRD[1,2]	10,765,000	10,765,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Connecticut—(concluded)
Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	7,000,000	7,020,614

		17,785,614

District of Columbia—1.87%
District of Columbia Revenue (German Marshall Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,021,219
District of Columbia University Revenue Refunding (Georgetown University), Series C,
0.040%, VRD	15,250,000	15,250,000

		27,271,219

Florida—4.43%
Gainesville Utilities System Revenue, Series A,
0.040%, VRD	2,490,000	2,490,000
Hillsborough County School Board Certificates of Participation (Master Lease Program),
Series A (NATL-RE Insured),
0.240%, VRD	28,765,000	28,765,000
Series C (NATL-RE Insured),
0.240%, VRD	8,920,000	8,920,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist), Series D,
0.240%, VRD	1,500,000	1,500,000
JEA Electric System Revenue, Series Three-C-3,
0.050%, VRD	2,990,000	2,990,000
Lee Memorial Health System Hospital Revenue, Series C,
0.060%, VRD	6,540,000	6,540,000
Orange County School Board Certificates of Participation, Series E,
0.240%, VRD	5,145,000	5,145,000
Orlando Utilities Commission Utility System Revenue, Series 2,
0.040%, VRD	5,000,000	5,000,000
Pinellas County Health Facilities Authority Revenue (Health System Baycare Health), Series A1,
0.250%, VRD	3,400,000	3,400,000

		64,750,000

Georgia—2.33%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,023,495
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.120%, VRD[1,2]	4,750,000	4,750,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue Certificates of Participation (Northeast Georgia Health System), Series A,
0.240%, VRD	2,365,000	2,365,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.060%, VRD	2,400,000	2,400,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-2,
0.150%, VRD	2,300,000	2,300,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University), Series C,
0.080%, VRD	8,535,000	8,535,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series B,
0.080%, VRD	3,615,000	3,615,000

		33,988,495

Idaho—0.35%
Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,078,904

Illinois—3.89%
Chicago Board of Education Refunding (Dedicated Revenues), Series A-2,
0.090%, VRD	5,900,000	5,900,000
Chicago Board of Education Refunding, Series B,
0.200%, VRD	3,200,000	3,200,000
Chicago (Neighborhoods Alive 21), Series B,
0.230%, VRD	10,900,000	10,900,000
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.200%, VRD	13,050,000	13,050,000
Subseries C-3,
0.200%, VRD	700,000	700,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.060%, VRD	2,200,000	2,200,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.060%, VRD	5,700,000	5,700,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.060%, VRD	4,000,000	4,000,000
McHenry County (Bank of America Austin Certificates, Series 2008-3025X) (AGM Insured),
0.110%, VRD[1,2]	6,600,000	6,600,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.330%, VRD	4,650,000	4,650,000

		56,900,000

Indiana—1.62%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.080%, VRD	4,440,000	4,440,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
Purdue University Revenues (Student Facilities System), Series A,
0.040%, VRD	5,825,000	5,825,000

		23,665,000

Iowa—0.19%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.330%, VRD	2,790,000	2,790,000

Kentucky—3.09%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.200%, VRD	8,650,000	8,650,000
Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.200%, VRD	2,045,000	2,045,000
Series B,
0.200%, VRD	575,000	575,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.330%, due 03/01/19	17,000,000	17,000,000
Shelby County Lease Revenue, Series A,
0.200%, VRD	5,390,000	5,390,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.200%, VRD	6,965,000	6,965,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.090%, VRD	4,500,000	4,500,000

		45,125,000

Maryland—3.27%
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System), Series B,
0.170%, VRD	5,000,000	5,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series B,
0.040%, VRD	4,620,000	4,620,000
Maryland State & Local Facilities Loan, Series A,
5.000%, due 08/01/11	4,000,000	4,000,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.130%, VRD	11,515,000	11,515,000
Series A-7,
0.130%, VRD	17,950,000	17,950,000
Series A-9,
0.130%, VRD	4,650,000	4,650,000

		47,735,000

Massachusetts—2.60%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.040%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.050%, VRD	3,492,000	3,492,000
Massachusetts Development Finance Agency Revenue (Simmons College), Series G,
0.050%, VRD	5,500,000	5,500,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.330%, VRD	2,890,000	2,890,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N,
0.330%, VRD	5,285,000	5,285,000
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.030%, VRD	8,000,000	8,000,000

		37,967,000

Michigan—1.32%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,400,000	1,400,000
Michigan Finance Authority State Aid Notes, Series D-1,
2.000%, due 08/19/11	5,000,000	5,002,935
University of Michigan University Revenues (Hospital),
Series A,
0.230%, VRD	9,300,000	9,300,000
Series B,
0.040%, VRD	3,600,000	3,600,000

		19,302,935

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Minnesota—0.77%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.100%, VRD	1,310,000	1,310,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.050%, VRD	9,950,000	9,950,000

		11,260,000

Mississippi—3.15%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.040%, VRD	10,000,000	10,000,000
0.250%, VRD	10,000,000	10,000,000
Series G,
0.190%, VRD	14,700,000	14,700,000
Series H,
0.300%, VRD	1,285,000	1,285,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System),
0.190%, VRD	10,100,000	10,100,000

		46,085,000

Missouri—3.10%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.330%, VRD	4,370,000	4,370,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.300%, VRD	2,200,000	2,200,000
Series B,
0.300%, VRD	500,000	500,000
Series C,
0.210%, VRD	27,800,000	27,800,000
Series D,
0.210%, VRD	1,700,000	1,700,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue (BJC Health Systems),
Series A,
0.060%, VRD	2,200,000	2,200,000
Series E,
0.040%, VRD	1,500,000	1,500,000
St. Louis General Fund Revenue Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,073,390

		45,343,390

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Montana—0.20%
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.080%, VRD	2,900,000	2,900,000

Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.330%, VRD	9,555,000	9,555,000

New Hampshire—0.08%
New Hampshire Health & Educational Facilities Authority Revenue (Dartmouth College),
0.040%, VRD	1,160,000	1,160,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare), Series B,
0.060%, VRD	5,000,000	5,000,000

New Mexico—0.55%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,032,640

New York—3.71%
Albany Industrial Development Agency Civic Facility Revenue (College of St. Rose), Series A,
0.100%, VRD	9,805,000	9,805,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series B-1,
0.130%, VRD	1,370,000	1,370,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.500%, VRD	6,100,000	6,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties),
Series A (FNMA Insured),
0.150%, VRD	2,000,000	2,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (2nd Generation Fiscal 2008), Series BB-5,
0.190%, VRD	400,000	400,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A,
0.040%, VRD	500,000	500,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A,
0.050%, VRD	4,650,000	4,650,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.050%, VRD	3,900,000	3,900,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
0.050%, VRD	3,100,000	3,100,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.150%, VRD	11,100,000	11,100,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured),
0.050%, VRD	2,300,000	2,300,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.070%, VRD	3,000,000	3,000,000
Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,001,689

		54,226,689

North Carolina—5.23%
Charlotte Water & Sewer System Revenue, Series B,
0.100%, VRD	13,700,000	13,700,000
Guilford County, Series B,
0.050%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.100%, VRD	10,770,000	10,770,000
New Hanover County (School),
0.100%, VRD	2,685,000	2,685,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University),
0.080%, VRD	5,850,000	5,850,000
North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital Project), Series A,
0.080%, VRD	4,800,000	4,800,000
Union County, Series A,
0.080%, VRD	19,145,000	19,145,000
Wake County (Public Improvement), Series B,
0.080%, VRD	5,900,000	5,900,000
Wake County, Series B,
0.090%, VRD	11,700,000	11,700,000

		76,405,000

Ohio—0.88%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.100%, VRD	1,300,000	1,300,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Ohio—(concluded)
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.120%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.060%, VRD	6,000,000	6,000,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z),
0.120%, VRD[1,2]	2,845,000	2,845,000

		12,945,000

Oregon—0.81%
Oregon Health Sciences University Revenue,
Series B-1,
0.100%, VRD	5,665,000	5,665,000
Series B-2,
0.060%, VRD	3,130,000	3,130,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.110%, VRD	3,000,000	3,000,000

		11,795,000

Pennsylvania—5.25%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.170%, VRD	5,850,000	5,850,000
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.170%, VRD	5,900,000	5,900,000
Emmaus General Authority Revenue, Subseries F-22,
0.080%, VRD	2,400,000	2,400,000
Montgomery County, Series A,
0.170%, VRD	1,500,000	1,500,000
Pennsylvania Higher Educational Facilities Authority College & University Revenues (St. Joseph’s University), Series A,
0.060%, VRD	7,000,000	7,000,000
Pennsylvania Higher Educational Facilties Authority Revenue (Drexel University), Second Series,
0.060%, VRD	11,250,000	11,250,000
Pennsylvania University Refunding, Series B (Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2,
0.080%, VRD	5,200,000	5,200,000
Series B-3
0.060%, VRD	5,325,000	5,325,000
Philadelphia School District Refunding, Series C (Assured Guaranty Insured),
0.060%, VRD	3,000,000	3,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.100%, VRD	1,400,000	1,400,000
University of Pittsburgh of the Commonwealth Systems of Higher Education,
2.000%, due 06/18/12	12,000,000	12,176,612
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.080%, VRD	5,300,000	5,300,000

		76,691,612

South Carolina—1.29%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.040%, VRD	10,950,000	10,950,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.080%, VRD	1,995,000	1,995,000
Series D,
0.080%, VRD	2,765,000	2,765,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.070%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—2.43%
Clarksville Public Building Authority Pooled Financing Revenue (Pooled Financing), Tennessee Municipal Bond Fund,
0.240%, VRD	4,790,000	4,790,000
Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue Refunding
(Covenant Healthcare), Series A,
0.090%, VRD	5,000,000	5,000,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects),
0.150%, VRD	12,580,000	12,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.240%, VRD	8,475,000	8,475,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.080%, VRD	4,735,000	4,735,000

		35,580,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—10.04%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF), (FGIC Insured),
0.100%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2,
0.170%, VRD	900,000	900,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.170%, VRD	11,480,000	11,480,000
Series A-2,
0.170%, VRD	6,000,000	6,000,000
Houston Airport System Revenue Refunding (Sub Lien),
0.060%, VRD	3,000,000	3,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.150%, VRD	6,590,000	6,590,000
Houston Utility System Revenue Refunding (First Lien), Series B-1,
0.100%, VRD	4,000,000	4,000,000
Mesquite Independent School District (School Building), Series A (PSF-GTD),
0.070%, VRD	17,450,000	17,450,000
North Texas Higher Education Authority Student Loan Revenue, Series E,
0.070%, VRD	9,600,000	9,600,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.050%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.070%, VRD	4,250,000	4,250,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.050%, VRD	3,500,000	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.060%, VRD	585,000	585,000
Series B,
0.030%, VRD	5,325,000	5,325,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.100%, VRD[1,2]	6,205,000	6,205,000
Texas (JP Morgan PUTTERs, Series 3238),
0.120%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.110%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.120%, VRD[1,2]	3,330,000	3,330,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,027,230
University of Texas University Revenues (Financing Systems), Series B,
0.040%, VRD	23,850,000	23,850,000

		146,677,230

Vermont—0.46%
Winooski Special Obligation Refunding, Series A,
0.350%, VRD	6,755,000	6,755,000

Virginia—3.00%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D,
0.040%, VRD	1,800,000	1,800,000
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare), Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000
Virginia Commonwealth University (General), Series A (AMBAC Insured),
0.220%, VRD	13,300,000	13,300,000
Virginia Public School Authority School Educational Technical Notes, Series XI,
1.000%, due 04/15/12	4,000,000	4,020,543
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B,
0.170%, VRD	20,030,000	20,030,000

		43,840,543

Washington—4.72%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.120%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.140%, VRD[1,2]	15,460,000	15,460,000
King County (Multi Modal Ltd. Tax Sewer), Series B,
0.060%, VRD	1,600,000	1,600,000
King County Sewer Revenue (Junior Lien),
Series A,
0.140%, VRD	23,675,000	23,675,000
Series B,
0.130%, VRD	4,400,000	4,400,000
Seattle Water System Revenue (Morgan Stanley Floater Certificates, Series 2170) (AGM Insured),
0.070%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.210%, VRD[1,2]	3,995,000	3,995,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Series C,
0.200%, VRD	2,070,000	2,070,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments)
(FNMA Insured),
0.170%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.170%, VRD	3,750,000	3,750,000

		68,930,000

West Virginia—0.35%
Cabell County University Facilities Revenue (Provident Group Marshall Properties), Series A,
0.110%, VRD	5,150,000	5,150,000

Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital, Inc.), Series A,
0.330%, VRD	3,625,000	3,625,000

Wyoming—0.12%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series B,
0.160%, VRD	1,800,000	1,800,000

Total municipal bonds and notes (cost—$1,224,097,360)		1,224,097,360

Tax-exempt commercial paper—15.53%

California—0.79%
Los Angeles Department of Water,
0.200%, due 10/13/11	5,000,000	5,000,000
Stanford Hospital,
0.210%, due 11/22/11	6,500,000	6,500,000

		11,500,000

Florida—0.85%
Florida Local Government,
0.230%, due 10/06/11	12,376,000	12,376,000

Georgia—0.55%
Atlanta Airport,
0.220%, due 10/05/11	3,048,000	3,048,000
Emory University,
0.240%, due 08/02/11	5,000,000	5,000,000

		8,048,000

Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.180%, due 09/08/11	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(continued)

Maryland—4.42%
Baltimore County,
0.210%, due 10/07/11	30,400,000	30,400,000
Johns Hopkins University,
0.310%, due 08/04/11	9,929,000	9,929,000
0.300%, due 08/08/11	6,000,000	6,000,000
Montgomery County,
0.200%, due 08/05/11	11,400,000	11,400,000
0.190%, due 08/09/11	6,900,000	6,900,000

		64,629,000

Massachusetts—0.68%
Harvard University,
0.160%, due 09/09/11	10,000,000	10,000,000

Michigan—1.03%
Trinity Health Credit Group,
0.270%, due 08/04/11	15,000,000	15,000,000

Minnesota—1.44%
Mayo Clinic,
0.180%, due 09/08/11	21,000,000	21,000,000

New York—0.68%
Metropolitan Transportation Authority,
0.280%, due 08/02/11	5,000,000	5,000,000
0.220%, due 10/05/11	5,000,000	5,000,000

		10,000,000

Tennessee—1.08%
Vanderbilt University,
0.300%, due 10/25/11	5,000,000	5,000,000
0.260%, due 11/08/11	5,750,000	5,750,000
0.150%, due 12/01/11	5,000,000	5,000,000

		15,750,000

Texas—1.19%
Harris County,
0.130%, due 09/07/11	1,360,000	1,360,000
0.170%, due 09/07/11	1,950,000	1,950,000
0.180%, due 09/07/11	5,000,000	5,000,000
Methodist Hospital,
0.250%, due 12/05/11	9,000,000	9,000,000

		17,310,000

Washington—0.82%
University of Washington,
0.140%, due 08/03/11	8,000,000	8,000,000
0.090%, due 08/12/11	4,000,000	4,000,000

		12,000,000

Wisconsin—0.34%
City of Milwaukee,
0.200%, due 10/11/11	5,000,000	5,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Wyoming—0.98%
PacifiCorp,
0.280%, due 08/08/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,838,000)		226,838,000

Total investments (cost—$1,450,935,360 which approximates cost for federal income tax purposes)[3]—99.30%		1,450,935,360

Other assets in excess of liabilities—0.70%		10,281,828

Net assets—100.00%		1,461,217,188

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.47% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2011 and reset periodically.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	1,224,097,360	—	1,224,097,360

Tax-exempt commercial paper	—	226,838,000	—	226,838,000

Total	—	1,450,935,360	—	1,450,935,360

Weighted average maturity—30 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2011.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2011